Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 - RELATED PARTY TRANSACTIONS

Directors and officers of the Company and its subsidiary, and their associates, were customers of, and had other transactions with the subsidiary bank in the normal course of business. All loans and commitments included in such transactions were made on substantially the same terms, including interest and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than the normal risk of collectibility. Such loans totaled $3,139,252 at December 31, 2014, and $350,592 at December 31, 2013.

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2014	2013
Balance, January 1	$350,592	$3,306,412
New loans during the period	2,914,785	215,795
Repayments during the period	(126,125)	(3,171,615)

Ending balance	$3,139,252	$350,592

Deposits from related parties held by the subsidiary at December 31, 2014 totaled $2,109,313.

Dlesk Realty and Investment Company, which is owned by the late Mr. Sylvan J. Dlesk and his wife Rosalie J. Dlesk, serves as landlord to the Company’s subsidiary bank, under a lease agreement to rent property for use as banking premises. The lease was for an initial 5 year term at an annual rental fee of $57,600. This lease was renewed in 2012 and in 2007 for an additional 5-year term at an annual rental fee of $63,504 and $60,480, respectively and has options to renew for six 5-year terms.